Note to cash flow statement - Changes in carrying value of net debt (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Note to cash flow statement
Net cash/(debt) at beginning of year	€ 1,372.8	€ 558.8	€ (1,451.6)
Changes from financing cashflows
(Decrease)/increase in cash and cash equivalents in year, including net foreign exchange differences	(12.1)	276.1	930.3
(Decrease)/increase in financial assets: cash > 3 months	(137.7)	(818.4)	122.1
Increase/(decrease) in restricted cash	16.7	(13.1)	(3.2)
Net cash flow from decrease in debt	86.4	1,143.2	1,085.7
Movement in net funds resulting from cash flows	(46.7)	587.8	2,134.9
Other changes in net debt [abstract]
Translation on U.S. dollar denominated debt	3.3	16.2	0.9
Promissory notes		213.5
Lease modifications/additions	(22.8)		(122.1)
Interest expense	(2.8)	(3.5)	(3.3)
Movement from other changes	(22.3)	226.2	(124.5)
Net cash at end of year	€ 1,303.8	€ 1,372.8	€ 558.8